DUE TO RELATED PARTY	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Due To Related Party
NOTE 5 - DUE TO RELATED PARTY	The Company has received $50,002 as a loan from two shareholders of the Company as of May 31, 2013. The loans ($48,092 and $1,910) are unsecured, payable on demand and bear no interest.	The Company has received $50,002 as a loan from two shareholders of the Company. The loans ($48,092 and $1,910) are unsecured, payable on demand and bear no interest.